Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of fair value of borrowings
	Book value		Fair value
	06.30.2025	06.30.2024	06.30.2025	06.30.2024
Non-convertible notes	630,430	457,727	633,552	431,879
Bank loans and others	4,596	9,157	4,596	9,157
Bank overdrafts	6,713	35,825	6,713	35,825
Other borrowings	2,535	6,018	2,535	6,018
Loans with non-controlling interests	2,854	2,602	2,854	2,602
Total borrowings	647,128	511,329	650,250	485,481
Non-current	509,792	258,414
Current	137,336	252,915
Total	647,128	511,329
	06.30.2025	06.30.2024
Capital
Less than 1 year	123,253	241,161
Between 1 and 2 years	49,377	159,384
Between 2 and 3 years	57,675	35,675
Between 3 and 4 years	-	62,740
Between 4 and 5 years	61,464	-
Later than 5 years	340,180	-
	631,949	498,960
Interest
Less than 1 year	14,083	11,754
Between 1 and 2 years	492	7
Between 2 and 3 years	604	-
Between 3 and 4 years	-	608
	15,179	12,369
	647,128	511,329

Schedule of borrowing by type of fixed-rate and floating-rate
	06.30.2025
Rate per currency	Argentine Peso	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	11,309	-	11,309
US Dollar	633,748	1,680	635,428
Subtotal fixed-rate borrowings	645,057	1,680	646,737
Floating rate:
US Dollar	391	-	391
Subtotal floating-rate borrowings	391	-	391
Total borrowings as per analysis	645,448	1,680	647,128
Total borrowings as per Statement of Financial Position	645,448	1,680	647,128
	06.30.2024
Rate per currency	Argentine Peso	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	43,710	-	43,710
US Dollar	399,030	5,289	404,319
Subtotal fixed-rate borrowings	442,740	5,289	448,029
Floating rate:
Argentine Peso	63,300	-	63,300
Subtotal floating-rate borrowings	63,300	-	63,300
Total borrowings as per analysis	506,040	5,289	511,329
Total borrowings as per Statement of Financial Position	506,040	5,289	511,329

Schedule of evolution of borrowing
	06.30.2025	06.30.2024
Balance at the beginning of the year	511,329	559,121
Borrowings	373,351	172,502
Payment of borrowings	(184,100)	(160,940)
(Payment) / collection of short term loans, net	(13,297)	53,852
Interests paid	(47,840)	(85,502)
Accrued interests	39,366	52,391
Cumulative translation adjustment and exchange differences, net	68,201	228,376
Inflation adjustment	(98,992)	(309,570)
Reclassifications and other movements	(890)	1,099
Balance at the end of the year	647,128	511,329